Summary of Significant Accounting Policies - Exchange Rates of Key Currencies (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Euro (EUR)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.1750	1.0389
Annual average rate	1.1296	1.0821	1.0814
Pound Sterling (GBP)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.3466	1.2529
Annual average rate	1.3179	1.2782	1.2435
Swiss Franc (CHF)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.2615	1.1038
Annual average rate	1.2059	1.1362	1.1133
Japanese Yen (JPY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.0064	0.0064
Annual average rate	0.0067	0.0066	0.0071
Chinese Yuan (CNY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.1428	0.1370
Annual average rate	0.1391	0.1390	0.1413